SHORT TERM INVESTMENTS	12 Months Ended
Dec. 31, 2019
SHORT TERM INVESTMENTS
SHORT TERM INVESTMENTS

8. SHORT‑TERM INVESTMENTS

The Company invests its excess cash in fixed income instruments denominated and payable in U.S. dollars including U.S. treasury securities, corporate bonds and asset‑backed securities in accordance with the Company’s investment policy that primarily seeks to maintain adequate liquidity and preserve capital.

The Company has designated all investments as available‑for‑sale and therefore such investments are reported at fair value. Unrealized gains or losses on investments are recorded in accumulated other comprehensive gain (loss), a component of stockholders’ equity.

The following table summarizes the Company’s short‑term investments (in thousands):

December 31, 2019	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Asset‑backed securities	$16,786	$20	$—	$16,806
Corporate bonds	67,893	55	—	67,948
	$84,679	$75	$—	$84,754

December 31, 2018	Amortized Cost	Unrealized Gains	Unrealized Losses	Fair Value
Asset‑backed securities	$13,350	$—	$(65)	$13,285
Corporate bonds	50,975	—	(31)	50,944
	$64,325	$—	$(96)	$64,229